Assets for Rights-of-Use and Obligations for Lease Contracts - Schedule of Movement in Lease Liabilities and Cash Flows (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets for Rights-of-Use and Obligations for Lease Contracts
Opening balance	$ 115,544	$ 151,885
Additions due to new contracts	9,113	4,674
Disposals due to early termination (2)	(5,527)	(20,177)
Interest expenses	3,657	3,725
Remeasurements of the liability due to modifications (1)	(8,908)	(728)
Inflation indexation adjustments	9,171	6,252
Exchange rate adjustments	(22)	25
Exchange difference	(3,776)	1,435
Capital and interest payments	(24,677)	(31,547)
Ending balance	$ 94,575	$ 115,544